Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and contingencies

12	Commitments and Contingencies

Registration Rights

The holders of the Private Placement Warrants (and underlying securities) will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effective date of Initial Public Offering. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. Notwithstanding anything to the contrary, the underwriter (and/or its designees) may only make a demand registration (i) on one occasion and (ii) during the five year period beginning on the effective date of the Initial Public Offering. The holders of a majority of the Private Placement Warrants (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriter (and/or its designees) may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding anything to the contrary, under FINRA Rule 5110, the underwriter and/or its designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the registration statement relating to the Initial Public Offering, and the underwriter and/or its designees may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement relating to the Initial Public Offering.

Lock-up Agreements

On August 30, 2024, INFINT entered into Lock-Up Agreements (the “Lock-up Agreements”) by and between INFINT and certain shareholders of Seamless (such shareholders, the “Company Holders”), pursuant to which, among other things, each Company Holder agreed not to, during the Lock-up Period (as defined below), lend, offer, pledge, hypothecate, encumber, donate, assign, sell, contract to sell, sell any option or contract to purchase, purchase an option or contract to sell, grant any option, right or warrant to purchase, or otherwise transfer or dispose of, directly or indirectly, any of the shares issued to such Company Holder in connection with the Business Combination (the “Lock-up Shares”), enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of such shares, or publicly disclose the intention to do any of the foregoing, whether any of these transactions are to be settled by delivery of any such shares or other securities, in cash, or otherwise, subject to limited exceptions. As used herein, “Lock-Up Period” means the period commencing on the date of the Closing and ending on the earlier of: (i) six months after the Closing and (ii) the date after the Closing on which Currenc consummates a liquidation, merger, share exchange or other similar transaction with an unaffiliated third party that results in all of Currenc’s shareholders having the right to exchange their Currenc ordinary shares for cash, securities or other property.

The foregoing description of the Lock-Up Agreements is subject to and qualified in its entirety by reference to the full text of the form of the Lock-Up Agreement, a copy of which is included as Exhibit 10.2 hereto, and the terms of which are incorporated by reference.

In connection with the Closing, in order to meet Nasdaq unrestricted public float requirements, the parties agreed to waive lock-up restrictions on 2,100,000 shares held by the Sponsor.

Registration Rights Agreement

In connection with the Closing, on August 30, 2024, INFINT and certain existing shareholders of INFINT and Seamless (such parties, the “Holders”) entered into a registration rights agreement (the “Registration Rights Agreement”) to provide for the registration of Currenc’s ordinary shares issued to them in connection with the Business Combination. The Holders are entitled “piggy-back” registration rights with respect to registration statements filed following the consummation of the Business Combination, subject to certain requirements and customary conditions. Currenc will bear the expenses incurred in connection with the filing of any such registration statements.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

12	Commitments and Contingencies (Continued)

Right of First Refusal

For a period beginning on the closing of the Initial Public Offering and ending 12 months from the closing of a Business Combination, the Company has granted EF Hutton a right of first refusal to act as lead-left book running manager and lead left manager for any and all future private or public equity, convertible and debt offerings during such period. In accordance with FINRA Rule 5110(g)(6)(A), such right of first refusal shall not have a duration of more than three years from the commencement of sales of the Initial Public Offering.

Other Commitments and Contingencies

The Company believes, other than as disclosed herein, there are no other commitments or contingencies arising from the normal course of business or any legal proceedings that require recognition or disclosure in the condensed consolidated financial statements. On August 17, 2024, Ripple Markets APAC Pte. Ltd., the successor to Ripple Labs Singapore Pte. Ltd. (“RMA”), sent a default letter to GEA demanding payment totaling $27,257,540.64, and sent a demand letter to Seamless, as guarantor, for the full amount of the payment by August 19, 2024. On August 19, 2024, RMA filed a claim in Singapore naming Seamless and demanding that the defendants, jointly and severally, pay the demanded payment plus late payments and certain costs. Seamless has subsequently divested GEA, and intends to defend the claim.

InFint Acquisition Corporation [Member]
Commitments and contingencies

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the insider shares, as well as the holders of the Private Placement Warrants (and underlying securities) and any securities issued in payment of Working Capital Loans made to the Company, will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effective date of Initial Public Offering. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. Notwithstanding anything to the contrary, the underwriter (and/or its designees) may only make a demand registration (i) on one occasion and (ii) during the five year period beginning on the effective date of the Initial Public Offering. The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these ordinary share are to be released from escrow. The holders of a majority of the Private Placement Warrants (and underlying securities) and securities issued in payment of working capital loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriter (and/or its designees) may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding anything to the contrary, under FINRA Rule 5110, the underwriter and/or its designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the registration statement relating to the Initial Public Offering, and the underwriter and/or its designees may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement relating to the Initial Public Offering.

Underwriting Agreement

The Company purchased the 2,608,680 units to cover over-allotments at the Initial Public Offering price.

The underwriter received a cash underwriting discount of: (i) one and one-quarter percent (1.25%) of the gross proceeds of the Initial Public Offering, or $2,499,985, (ii) one half of a percent (0.5%) in the form of representative shares. In addition, the underwriter is entitled to a deferred fee of three percent (3.00%) of the gross proceeds of the Initial Public Offering, or $5,999,964 upon closing of the Business Combination. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Shareholder Support Agreement

Concurrently with the execution of the Business Combination Agreement, INFINT, Seamless Shareholders and Seamless entered into the Shareholder Support Agreement, pursuant to which, among other things, such Seamless Shareholders party thereto agreed to (a) vote their Seamless shares in support and favor of the Business Combination Agreement, the Proposed Transactions and all other matters or resolutions that could reasonably be expected to facilitate the Proposed Transactions, (b) waive any dissenters’ rights in connection with the Transactions, (c) not transfer their respective Seamless shares and (d) terminate the Seamless’ shareholders’ agreement at or prior to Closing.

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, Sponsor, INFINT and Seamless had entered into the Sponsor Support Agreement, pursuant to which, among other things, Sponsor agreed to (a) vote at the Company’s shareholder meeting in favor of the Business Combination Agreement and the Proposed Transactions, (b) abstain from redeeming any Sponsor founder shares in connection with the Proposed Transactions, and (c) waive certain anti-dilution provisions contained in the Company’s Memorandum and Articles of Association.

Lock-Up Agreement

At the Closing, INFINT will enter into individual Lock-Up Agreements with each of certain Seamless Shareholders (each, a “Locked-Up Shareholder”) pursuant to which, among other things, the New INFINT Ordinary Shares held by each Locked-Up Shareholder will be locked-up for a period ending on the earlier of (A) six (6) months following the Closing and (B) the date after the Closing on which INFINT consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction with an unaffiliated third party that results in all of INFINT’s shareholders having the right to exchange their INFINT Shares for cash, securities, or other property.

Right of First Refusal

For a period beginning on the closing of the Initial Public Offering and ending 12 months from the closing of a business combination, the Company has granted EF Hutton a right of first refusal to act as lead-left book running manager and lead left manager for any and all future private or public equity, convertible and debt offerings during such period. In accordance with FINRA Rule 5110(f)(2)I(i), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Initial Public Offering, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

INFINT ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

Seamless Group Inc [Member]
Commitments and contingencies

22 Commitments and Contingencies

The Company believes there are no commitments or contingencies arising from the normal course of business or any legal proceedings that require recognition or disclosure in the consolidated financial statements.

SEAMLESS GROUP INC.